LONG-TERM INVESTMENTS - Equity method investments and equity investments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Jan. 31, 2019 HKD ($)
LONG-TERM INVESTMENTS
Equity method investments	$ 224,042		$ 235,434	$ 7,798	$ 6,709
Equity investments without readily determinable fair values	15,652			15,596
Total	$ 239,694	$ 30,724		$ 23,394